COST OF SALES (Details Textual) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure Of Cost Of Sales [Line Items]
Inventory write-down	$ 23.8
Cost incurred for marginal ore material	$ 3.1